DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2017
Discloser Of Derivative Instruments and Hedge Accounting [Abstract]
Disclosure of derivative financial instruments [text block]
NOTE 10 – DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING

10.1	Derivative Instruments

The tables below show fair values as of December 31, 2017 and 2016 of Grupo Aval´s outstanding forward contracts, futures, interest rate swaps and foreign currency swaps.

Held-for-trading derivative financial instruments comprise the following:

	December 31, 2017				December 31, 2016
Item	Notional Amount		Fair Value		Notional Amount		Fair Value
Assets
Forward contracts
Foreign currency to buy	Ps.	6,126,920	Ps.	60,799	Ps.	5,255,735	Ps.	118,568
Foreign currency to sell		10,769180		163,156		10,206,225		272,803
Debt securities to buy		191,500		357		-		-
Debt securities to sell		430,035		374		-		-
Subtotal	Ps.	17,517,635	Ps.	224,686	Ps.	15,461,960	Ps.	391,371
Swap
Cross currency		1,534,252		33,104		1,288,048		44,593
Interest rate		6,855,627		52,970		6,021,481		39,780
Subtotal	Ps.	8,389,879	Ps.	86,074	Ps.	7,309,529	Ps.	84,373
Futures Contracts
Foreign currency to buy		1,192,880		-		1,069,003		-
Foreign currency to sell		2,873,592		-		1,198,784		-
Debt securities to buy		408,000		-
Debt securities to sell		84,000		-		-		-
Subtotal	Ps.	4,558,472	Ps.	-	Ps.	2,267,787	Ps.	-
Options Contracts
Foreign currency to buy		-		-		563,522		10,769
Interest rate to buy		-		-		31,550		152
Debt securities to buy		1,369,942		17,632		739,512		15,544
Debt securities to sell		-		-
Subtotal		1,369,942		17,632		1,334,584		26,465
Total Assets	Ps.	31,835,928	Ps.	328,392	Ps.	26,373,860	Ps.	502,209

Liabilities
Forward contracts
Foreign currency to buy	Ps.	9,027,166	Ps.	120,083	Ps.	9,286,812	Ps.	247,967
Sale of Foreign currency		5,547,955		24,489		7,039,126		160,936
Debt securities to buy		185,000		171
Debt securities to sell		437,100		936		597,500		1,492
Subtotal	Ps.	15,197,221	Ps.	145,679	Ps.	16,923,438	Ps.	410,395
Swap
Cross currency		1,574,121		79,263		1,771,324		164,906
Interest rate		5,884,551		40,693		4,210,766		25,827
Subtotal	Ps.	7,458,672	Ps.	119,956	Ps.	5,982,090	Ps.	190,733
Futures Contracts
Foreign currency to buy		4,508,630		-		1,995,604		-
Foreign currency to sell		815,407		-		409,747		-
Subtotal	Ps.	5,324,037	Ps.	-	Ps.	2,405,351	Ps.	-
Options Contracts
Foreign currency to buy		-		-		-		-
Foreign currency to sell	Ps.	1,035,376	Ps.	33,030	Ps.	447,818	Ps.	19,960
Debt securities to sell		-		-		556,310		19,607
Subtotal	Ps.	1,035,376	Ps.	33,030	Ps.	1,004,128	Ps.	39,567
Total Liabilities	Ps.	29,015,306	Ps.	298,665	Ps.	26,315,007	Ps.	640,695

Derivative Financial Instruments for hedging purposes comprise the following:

	December 31, 2017				December 31, 2016
Item	Notional Amount		Fair Value		Notional Amount		Fair Value
Assets
Forward contracts
Foreign currency to buy	Ps.	11,164	Ps.	1	Ps.	474,412	Ps.	3,914
Foreign currency to sale		2,589,739		55,260		3,735,363		124,565
Subtotal	Ps.	2,600,903	Ps.	55,261	Ps.	4,209,775	Ps.	128,479
Futures Contracts
Foreign currency to buy		29,840		-		150,036		-
Foreign currency to sell		1,602,408		-		973,730		-
Subtotal		1,632,248		-		1,123,766		-
Total Assets	Ps.	4,233,151	Ps.	55,261	Ps.	5,333,541	Ps.	128,479

Liabilities
Forward contracts
Foreign currency to buy		729,692		5,455		967,702		28,297
Foreign currency to sell		1,106,975		8,009		1,536,849		15,139
Subtotal	Ps.	1,836,667	Ps.	13,464	Ps.	2,504,551	Ps.	43,436
Future Contracts
Foreign currency to buy		387,920		-		363,086		-
Foreign currency to sell		1,153,316		-		190,545		-
Subtotal	Ps.	1,541,236	Ps.	-	Ps.	553,631	Ps.	-
Total Liabilities	Ps.	3,377,903	Ps.	13,464	Ps.	3,058,182	Ps.	43,436

Derivative instruments contracted by Grupo Aval or its consolidated entities are generally traded in either domestic financial markets or in over-the-counter international markets. Derivative instruments have a net favorable position (asset) or a net unfavorable position (liability) as a result of fluctuations in exchange rates, in interest rates or other variables relating to market conditions. As a result, the aggregate amount of fair values of the assets and liabilities in derivative instruments may vary significantly from time to time.

10.2	Hedge Accounting

In accordance with its risk management policies, Grupo Aval uses hedge accounting to manage foreign exchange risk relating to investments in foreign operations and in forecasted transactions of its subsidiary Promigas, as follows:

10.2.1	Hedges of net investment in foreign operations

Banco de Bogotá, Banco de Occidente and Promigas are exposed to foreign exchange risk relating to its investments in foreign subsidiaries, whose functional currencies are the US dollar.

The purpose of hedge accounting is to mitigate and offset any adverse changes resulting from the fluctuation in exchange rate of the Colombian Peso and the functional currency of such investments. The impacts of those movements are reflected in the cumulative translation adjustment in other comprehensive income of the consolidated financial statements.

To cover this risk, Grupo Aval hedges its exposure through foreign currency financial liabilities expressed in U.S. dollars and forward contracts for the sale of U.S. dollars, as permitted under IAS 39.

Changes in the fluctuation of the Colombian peso against the U.S. dollar are as follows:

Date	Value of USD 1	Variation in pesos
December 31, 2015	3,149.47	757.01
December 31, 2016	3,000.71	(148.76)
December 31, 2017	2,984.00	(16.71)

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis is presented gross of taxes:

December 31, 2017

	Thousands of USD			Ps. millions
Detail of investment	Investment amount	Amount of hedge by financial liabilities in foreign currency	Amount of hedge by forward contracts	Cumulative translation adjustment of the investments (1)	Exchange difference of financial liabilities (1)	Exchange difference in forward contracts	Net OCI account
Leasing Bogotá Panamá	3,781,475	(2,067,100)	(1,703,009)	3,065,281	(1,045,872)	(2,155,488)	(136,079)
Other subsidiaries and branches Banco de Bogotá (2)	113,909	-	(112,049)	92,891	-	(90,431)	2,460
Occidental Bank Barbados	26,396	(26,396)	-	18,740	(18,740)	-	-
Banco de Occidente Panamá	25,044	(25,044)	-	29,979	(29,979)	-	-
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	25,000	(25,000)	-	2,207	(2,207)	-	-
Gases del Pacífico S.A.C. (3)	10,214	(10,214)	-	902	(902)	-	-
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	15,895	(15,895)	-	1,272	(1,272)	-	-
Total	3,997,933	(2,169,649)	(1,815,058)	3,211,272	(1,098,972)	(2,245,919)	(133,619)

(1)	Includes exchange difference hedged
(2)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami, New York and Nassau.
(3)	Includes only a portion of this investments hedged

December 31, 2016

	Thousands of USD			Ps. Millions
Detail of investment	Investment amount(1)	Amount of hedge by financial liabilities in foreign currency	Amount of hedge by forward contracts	Cumulative translation adjustment of the investments	Exchange difference of financial liabilities	Exchange difference in forward contracts	Net OCI account
Leasing Bogotá Panamá	3,436,658	(2,074,100)	(1,346,889)	3,115,527	(1,080,737)	(2,171,234)	(136,444)
Other subsidiaries and branches Banco de Bogotá (2)	100,827	-	(100,260)	94,139	-	(91,517)	2,622
Occidental Bank Barbados	25,401	(25,401)	-	19,176	(19,176)	-	-
Banco de Occidente Panamá	21,699	(21,699)	-	29,627	(29,627)	-	-
Total	3,584,585	(2,121,200)	(1,447,149)	3,258,469	(1,129,540)	(2,262,751)	(133,822)

(1) Includes only exposure hedged under hedge accounting.
(2) Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami, New York and Nassau.

10.2.2	Hedging with Forward Contracts

Forward contracts to sell U.S. dollars have been contracted to hedge part of the net foreign investment that Banco de Bogotá has in Leasing Bogotá Panamá and others foreign subsidiaries. The forward contracts were executed with counterparties from the financial sector and the hedge was documented as a "dynamic hedging strategy," where new forward contracts are signed simultaneously as the previous ones expire. According to IAS 39, changes in the fair value of derivatives due to changes in the peso/U.S. dollar exchange rate are registered under “Other Comprehensive Income” in equity and the ineffective part is recognized in the statement of income for the period

10.2.3	Hedging with Debt in Foreign Currency in U.S. dollars

Debt financial instruments that are not derivatives can be designated as hedging instruments of changes in foreign currency exchange rates. According to this rule Banco de Bogotá and Banco de Occidente designed debt in U.S. dollar as hedging instruments of their foreign subsidiaries as follows:

•
Bonds issued by Banco de Bogotá in the international market were designated as hedging instruments of its investment in Leasing Bogotá Panamá amounting US$2,067 million in 2017 and US$2,074 million in 2016.

•
Other financial liabilities in the amount of $103 million as December 31, 2017 (US$47 million as of December 31, 2016) were used to hedge part of the net foreign investment that Banco de Bogotá, Banco de Occidente and Promigas has in foreign subsidiaries as part of a hedging strategy, by which when some obligations expire, new obligations will be designated to replace them.

•
Between December 21, 2015 and November 2, 2016, financial liabilities designated as hedging instruments described above included an intra-group liability amounting to US$ 500 million that Banco de Bogotá had as a hedging instrument of its investment in Leasing Bogotá Panamá. This operation was eliminated in the consolidation process of Grupo Aval and was excluded of the foreign investment hedge accounting. Starting May 1st and up to November 2nd, 2016 Grupo Aval designated financial assets in foreign debt securities amounting to US$ 500 million as cash flow hedge, the foreign exchange differences of this intra-group liability were not eliminated in the consolidation process and recorded in Other Comprehensive Income in the amount of Ps. 73,705. This value would be realized in the future as income only when the investment in Leasing Bogotá Panamá is sold. On November 2nd, 2016 Banco de Bogotá cancelled the intragroup liability amounting to US$ 500 million which was replaced in the foreign investment hedge accounting with other obligations in foreign currency with third parties.

10.2.4	Hedging of Forecasted Transactions

In the ordinary course of its operations Promigas S.A. and its subsidiaries receive income in U.S. Dollars derived from the transportation of gas in their gas pipelines. Promigas and its subsidiaries hedge the exchange risk arising in future transactions of highly probable gas transportation income, entered into forward contracts for the sale of U.S. dollars with financial entities different from the ones consolidated into Grupo Aval. During the years ended December 31, 2017, 2016 and 2015, an exchange difference recognized under “Other Comprehensive Income” as a result of cash flow hedge accounting of income from these highly probable transactions, was reclassified to profit or loss in the amounts of Ps. (26,846), Ps. 5,037 and Ps. (16,542) respectively.

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2017	December 31, 2016
Income in U.S. dollars forecasted	41,614	142,731
Notional amount contracts forward U.S. dollars	41,614	99,912
% hedged	100%	70%
Fair value in Colombian pesos	4,303	4,824
# of contracts	468	892

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at the beginning of the year		6,210		(11,757)		(26,790)
Changes in the fair value of the hedge forward contracts		24,506		12,930		31,575
Reclassified to profit or loss		(26,846)		5,037		(16,542)
Balance at the end of the year	Ps.	3,870	Ps.	6,210	Ps.	(11,757)

10.2.5	Testing of Hedge Effectiveness

Grupo Aval considers hedging as highly effective if at the beginning and in subsequent periods, the hedging is highly effective at offsetting changes in fair value or in cash flows attributable to the risk hedged during the period for which the hedging has been designated. The hedging is considered as such if the effectiveness of the hedging is in a range between 80% and 125%. Such effectiveness is assessed by Grupo Aval‘s entities at least quarterly and at the end of each accounting period.

Grupo Aval has documented the hedging effectiveness of its foreign currency denominated investments in based on the portion of the net investment hedged at the beginning of the hedging relationship. Since the net balance of these investments fluctuates during the year, Grupo Aval evaluates the hedging relationship on a daily basis as well as the result of the testing of hedge effectiveness.

10.2.6	Hedge Effectiveness with Forward Contracts

Grupo Aval applies the method of the forward rate used in forward contracts to evaluate the hedge effectiveness; for such purpose, Grupo Aval measures the hedge ineffectiveness comparing the value of current forward contracts, which serve as hedge, with the change in the value of a hypothetical derivative with the same maturity.

10.2.7	Hedge Effectiveness with Debt Instruments in Foreign Currency

For debt instruments in foreign currency designated as a hedging instrument, the gain or loss arising from the conversion of the debt to Colombian Pesos is based on the current exchange rate between the U.S. dollar and the Colombian Peso, which is the functional currency of Grupo Aval. If the notional amount of the hedging instrument exactly matches with the portion of the hedged investment in foreign operations, no ineffectiveness is registered in the statement of income.